2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended
Dec. 31, 2018
Standard, Interpretation or Amendment 1
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations	IFRS 9: Financial Instruments: Classification and Measurement. Mandatory application for annual periods beginning on: January 1, 2018.
Standard, Interpretation or Amendment 2
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations	IFRS 15: Revenue from Contracts with Customers. Mandatory application for annual periods beginning on: January 1, 2018.
Standard, Interpretation or Amendment 3
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations	IFRIC 22: Foreign Currency Transactions and Advance Consideration. Mandatory application for annual periods beginning on: January 1, 2018.
Standard, Interpretation or Amendment 4
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations	IFRS 2: Share-based Payment: Clarifies the accounting for certain types of share-based payment transactions. Mandatory application for annual periods beginning on: January 1, 2018.
Standard, Interpretation or Amendment 5
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations	IAS 40: Transfer of Investment Property. Mandatory application for annual periods beginning on: January 1, 2018.
Standard, Interpretation or Amendment 6
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 16: Leases. Mandatory application for annual periods beginning on: January 1, 2019.
Standard, Interpretation or Amendment 7
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 17: Insurance Contracts. Mandatory application for annual periods beginning on: January 1, 2021.
Standard, Interpretation or Amendment 8
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRIC 23: Uncertainty Over Income Tax Treatments. Mandatory application for annual periods beginning on: January 1, 2019.
Standard, Interpretation or Amendment 9
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 9: Prepayment Features with Negative Compensation. Mandatory application for annual periods beginning on: January 1, 2019.
Standard, Interpretation or Amendment 10
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IAS 19: Amendment, Curtailment or Settlement of the Plan. Mandatory application for annual periods beginning on: January 1, 2019.
Standard, Interpretation or Amendment 11
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 3: Business Combination. Mandatory application for annual periods beginning on: January 1, 2019.
Standard, Interpretation or Amendment 12
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 11: Joint Arrangements. Mandatory application for annual periods beginning on: January 1, 2019.
Standard, Interpretation or Amendment 13
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IAS 12: Income tax. Mandatory application for annual periods beginning on: January 1, 2019.
Standard, Interpretation or Amendment 14
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IAS 23: Borrowing Costs. Mandatory application for annual periods beginning on: January 1, 2019.
Standard, Interpretation or Amendment 15
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IAS 28: Long-term interests in associates or joint ventures. Mandatory application for annual periods beginning on: January 1, 2019.
Standard, Interpretation or Amendment 16
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 10: Consolidated Financial Statements. Mandatory application for annual periods beginning on: To be determined.
Standard, Interpretation or Amendment 17
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 3: Definition of Business. Mandatory application for annual periods beginning on: January 1, 2020.
Standard, Interpretation or Amendment 18
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IAS 1 and 8: Definition of Material or Materiality Considerations. Mandatory application for annual periods beginning on: January 1, 2020.
Standard, Interpretation or Amendment 19
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	Conceptual framework: Amendments to other references. Mandatory application for annual periods beginning on: January 1, 2020.